Strategic Report - Commerical Banking (Details) customer in Thousands, client in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) market country client customer action	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of operating segments [line items]
Profit before tax	$ 19,890,000,000	$ 17,167,000,000	$ 7,112,000,000
Impairment loss (reversal of impairment loss)	1,767,000,000	1,769,000,000	3,400,000,000
Revenue	53,780,000,000	51,445,000,000	47,966,000,000
Operating expense	$ 34,659,000,000	34,884,000,000	39,808,000,000
Commercial Banking
Disclosure of operating segments [line items]
Number of customers surveyed | customer	18
Number of markets surveyed | market	40
Number of actions taken to address feedback given (more than) | action	100
Increase in good or better onboarding experience in customer reporting feedback survey	17.00%
Number of countries in which entity operates | country	53
Segment contribution to sustainable finance target	$ 4,000,000,000
Commercial Banking | HSBCnet
Disclosure of operating segments [line items]
Number of clients | client	41
Number of countries in which entity operates | country	36
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts
Disclosure of operating segments [line items]
Profit before tax	$ 21,719,000,000	21,133,000,000	18,906,000,000
Impairment loss (reversal of impairment loss)	1,767,000,000	1,713,000,000	2,572,000,000
Revenue	53,940,000,000	51,661,000,000	49,260,000,000
Operating expense	32,990,000,000	31,231,000,000	30,147,000,000
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Commercial Banking
Disclosure of operating segments [line items]
Profit before tax	7,700,000,000	6,800,000,000	5,900,000,000
Increase (decrease) in profit (loss) before tax	$ 800,000,000
Increase (decrease) in profit (loss) before tax, percent	12.00%
Impairment loss (reversal of impairment loss)	$ 739,000,000	465,000,000	986,000,000
Revenue	14,885,000,000	$ 13,247,000,000	$ 12,656,000,000
Increase (decrease) in revenue/net operating income	$ 1,638,000,000
Increase (decrease) in revenue/net operating income, percent	12.00%
Increase in corporate customer value from international subsidiary banking proposition	19.00%
Operating expense	$ 6,500,000,000
Increase (decrease) in operating expenses	$ 500,000,000
Increase (decrease) in operating expenses, percent	9.00%
Increase (decrease) in staff costs	$ 200,000,000
Increase (decrease) in investment in digital capabilities	$ 100,000,000
Return on risk-weighted assets	2.50%	2.40%	2.20%
RoTE excluding significant items and UK bank levy (%)	14.00%	14.00%	13.00%
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Commercial Banking | Global Trade and Receivables Finance
Disclosure of operating segments [line items]
Revenue	$ 1,865,000,000	$ 1,821,000,000	$ 1,833,000,000
Increase (decrease) in revenue/net operating income	$ 44,000,000
Increase (decrease) in revenue/net operating income, percent	2.00%
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Commercial Banking | Credit and Lending
Disclosure of operating segments [line items]
Revenue	$ 5,342,000,000	5,101,000,000	5,053,000,000
Increase (decrease) in revenue/net operating income	$ 241,000,000
Increase (decrease) in revenue/net operating income, percent	5.00%
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Commercial Banking | Global Liquidity and Cash Management
Disclosure of operating segments [line items]
Revenue	$ 5,802,000,000	4,775,000,000	4,249,000,000
Increase (decrease) in revenue/net operating income	$ 1,027,000,000
Increase (decrease) in revenue/net operating income, percent	22.00%
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Commercial Banking | Markets products, Insurance and Investments and Other
Disclosure of operating segments [line items]
Revenue	$ 1,876,000,000	1,550,000,000	1,521,000,000
Increase (decrease) in revenue/net operating income	$ 326,000,000
Increase (decrease) in revenue/net operating income, percent	21.00%
Operating Segments, Including Adjustments
Disclosure of operating segments [line items]
Profit before tax	$ 21,719,000,000	21,133,000,000	18,906,000,000
Revenue	53,940,000,000	51,661,000,000	49,260,000,000
Operating expense	32,990,000,000	31,231,000,000	30,147,000,000
Operating Segments, Including Adjustments | Commercial Banking
Disclosure of operating segments [line items]
Profit before tax	7,669,000,000	6,829,000,000	5,923,000,000
Impairment loss (reversal of impairment loss)		500,000,000
Revenue	14,652,000,000	13,378,000,000	12,656,000,000
Operating expense	$ 6,477,000,000	5,953,000,000	5,747,000,000
Asia | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Commercial Banking
Disclosure of operating segments [line items]
Increase (decrease) in revenue/net operating income, percent	18.00%
Hong Kong
Disclosure of operating segments [line items]
Revenue	$ 17,162,000,000	14,992,000,000	12,864,000,000
Hong Kong | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Commercial Banking
Disclosure of operating segments [line items]
Increase (decrease) in revenue/net operating income, percent	21.00%
China | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Commercial Banking
Disclosure of operating segments [line items]
Increase (decrease) in revenue/net operating income, percent	22.00%
UK
Disclosure of operating segments [line items]
Revenue	$ 10,340,000,000	11,057,000,000	9,495,000,000
UK | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Commercial Banking
Disclosure of operating segments [line items]
Increase (decrease) in revenue/net operating income, percent	10.00%
US
Disclosure of operating segments [line items]
Revenue	$ 4,379,000,000	$ 4,573,000,000	$ 5,094,000,000
US | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Commercial Banking
Disclosure of operating segments [line items]
Increase (decrease) in revenue/net operating income, percent	7.00%
Canada | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Commercial Banking
Disclosure of operating segments [line items]
Increase (decrease) in revenue/net operating income, percent	8.00%
Latin America | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Commercial Banking
Disclosure of operating segments [line items]
Increase (decrease) in revenue/net operating income, percent	20.00%
MENA | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Commercial Banking
Disclosure of operating segments [line items]
Increase (decrease) in revenue/net operating income, percent	5.00%